Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO 1(1) ($)	Compensation Actually Paid to PEO 1(1)(2)(3) ($)	Summary Compensation Table Total for PEO 2(1) ($)	Compensation Actually Paid to PEO 2(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on TSR(4) ($)	Net Income ($ Millions)
2025	—	—	415,385	641,447	—	—	47.91	(12.20)
2024	—	—	400,000	96,778	—	—	56.55	(10.73)
2023	581,895	505,413	585,675	1,144,350	220,103	108,382	206.84	(8.24)

(1)
Peter Hoang was our PEO (PEO 1) through April 30, 2023. Juan Vera became our PEO (PEO 2) effective May 1, 2023. For 2023, the Non-PEO NEO was Mythili Koneru. There were no Non-PEO NEOs for 2024 or 2025.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2025	415,385	—	$226,063	$641,447
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forefeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2 ($)	Total — Inclusion of Equity Values for PEO 2 ($)
2025	$378,429	$(98,116)	$—	$(54,250)	$—	$—	$226,063

(4)
Assumes $100 was invested in the Company for the period starting December 31, 2022 through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote
(1)
Peter Hoang was our PEO (PEO 1) through April 30, 2023. Juan Vera became our PEO (PEO 2) effective May 1, 2023. For 2023, the Non-PEO NEO was Mythili Koneru. There were no Non-PEO NEOs for 2024 or 2025.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2025	415,385	—	$226,063	$641,447
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forefeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2 ($)	Total — Inclusion of Equity Values for PEO 2 ($)
2025	$378,429	$(98,116)	$—	$(54,250)	$—	$—	$226,063

Non-PEO NEO Average Total Compensation Amount			$ 220,103
Non-PEO NEO Average Compensation Actually Paid Amount			108,382
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 47.91	56.55	206.84
Net Income (Loss)	$ (12,200,000)	(10,730,000)	(8,240,000)
PEO Name	Juan Vera
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forefeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2 ($)	Total — Inclusion of Equity Values for PEO 2 ($)
2025	$378,429	$(98,116)	$—	$(54,250)	$—	$—	$226,063

Peter Hoang [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			581,895
PEO Actually Paid Compensation Amount			505,413
Juan Vera [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	415,385	400,000	585,675
PEO Actually Paid Compensation Amount	641,447	$ 96,778	$ 1,144,350
PEO | Juan Vera [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Juan Vera [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	226,063
PEO | Juan Vera [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	378,429
PEO | Juan Vera [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(98,116)
PEO | Juan Vera [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Juan Vera [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,250)
PEO | Juan Vera [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Juan Vera [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount